Cover Statement	Apr. 26, 2022
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 26, 2022
Entity Registrant Name	Franchise Group, Inc.
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	109 Innovation Court, Suite J
City Area Code	(740)
Local Phone Number	363-2222
Entity File Number	001-35588
Entity Tax Identification Number	27-3561876
Entity Address, City or Town	Delaware,
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43015
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Central Index Key	0001528930
Amendment Flag	false
Entity Emerging Growth Company	false
Common Stock0.01 Par Value
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	FRG
Security Exchange Name	NASDAQ
7.50% Series A Cumulative Perpetual Preferred Stock, par value $0.01 per share and liquidation preference of $25.00 per share
Entity Information [Line Items]
Title of 12(b) Security	7.50% Series A Cumulative Perpetual Preferred Stock, par value $0.01 per share and liquidation preference of $25.00 per share
Trading Symbol	FRGAP
Security Exchange Name	NASDAQ